UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	February 8, 2000

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	108

Form 13F Information Table Value Total:	119946



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      COM              00130H105      598    10800 SH       SOLE                    10800
                                                               512     9250 SH       DEFINED                  9250
Abbott Laboratories Inc.       COM              002824100       39      800 SH       SOLE                      800
                                                               645    13310 SH       DEFINED                 13310
American Home Products         COM              026609107       57      900 SH       SOLE                      900
                                                              1303    20500 SH       DEFINED                 20500
American Int'l Group Inc.      COM              026874107      111     1125 SH       SOLE                     1125
                                                              1856    18832 SH       DEFINED                 18832
Amgen Inc.                     COM              031162100      387     6050 SH       SOLE                     6050
                                                              1322    20680 SH       DEFINED                 20680
Anheuser Busch Co.             COM              035229103      837    18400 SH       DEFINED                 18400
Bristol-Myers Squibb Co.       COM              110122108      444     6000 SH       SOLE                     6000
                                                                96     1300 SH       DEFINED                  1300
Cablevision Sys Corp-Cl A      COM              12686C109      297     3500 SH       DEFINED                  3500
Cardinal Health Inc.           COM              14149Y108      491     4926 SH       SOLE                     4926
                                                              2254    22622 SH       DEFINED                 22622
Chevron Corp.                  COM              166751107      429     5075 SH       DEFINED                  5075
Cisco Systems Inc.             COM              17275R102       23      610 SH       SOLE                      610
                                                               599    15654 SH       DEFINED                 15654
Citigroup Inc.                 COM              172967101      813    15920 SH       SOLE                    15920
                                                              3264    63930 SH       DEFINED                 63930
Computer Sciences Corp.        COM              205363104      568     9445 SH       SOLE                     9445
                                                              2079    34580 SH       DEFINED                 34580
Conoco Inc. Class A.           COM              208251306      286    10000 SH       DEFINED                 10000
Dover Corp.                    COM              260003108      324     8000 SH       DEFINED                  8000
EMC Corp.                      COM              268648102       37      550 SH       SOLE                      550
                                                              1037    15600 SH       DEFINED                 15600
El Paso Energy Corp.           COM              283905107      723    10100 SH       SOLE                    10100
                                                              3188    44510 SH       DEFINED                 44510
Electronic Data Systems Corp.  COM              285661104      104     1800 SH       SOLE                     1800
                                                              1179    20410 SH       DEFINED                 20410
Enron Corp.                    COM              293561106      589     7080 SH       SOLE                     7080
                                                              1865    22440 SH       DEFINED                 22440
Exxon Mobil Corp.              COM              30231g102     1170    13458 SH       SOLE                    13458
                                                              3331    38310 SH       DEFINED                 38310
First Data Corp.               COM              319963104       53     1000 SH       SOLE                     1000
                                                               316     6000 SH       DEFINED                  6000
General Electric Co.           COM              369604103      476     9930 SH       SOLE                     9930
                                                              6667   139075 SH       DEFINED                139075
Goldman Sachs Group            COM              38141G104      295     2760 SH       SOLE                     2760
                                                              3168    29625 SH       DEFINED                 29625
Health Management Associates   COM              421933102       12      600 SH       SOLE                      600
                                                               602    29000 SH       DEFINED                 29000
Hewlett Packard Co.            COM              428236103      333    10540 SH       SOLE                    10540
                                                               766    24260 SH       DEFINED                 24260
Home Depot Inc.                COM              437076102       78     1700 SH       SOLE                     1700
                                                              1372    30040 SH       DEFINED                 30040
Intel Corp.                    COM              458140100       67     2240 SH       SOLE                     2240
                                                               357    11860 SH       DEFINED                 11860
International Business Machine COM              459200101       68      800 SH       SOLE                      800
                                                               617     7261 SH       DEFINED                  7261
Interpublic Group Cos. Inc.    COM              460690100     1150    27025 SH       DEFINED                 27025
Johnson & Johnson              COM              478160104      179     1700 SH       SOLE                     1700
                                                              1912    18200 SH       DEFINED                 18200
MBNA Corp.                     COM              55262L100      324     8772 SH       SOLE                     8772
                                                              2803    75894 SH       DEFINED                 75894
Marsh & Mclennan Cos.          COM              571748102      649     5550 SH       SOLE                     5550
                                                              2866    24495 SH       DEFINED                 24495
Medtronic Inc.                 COM              585055106       14      240 SH       SOLE                      240
                                                              1185    19630 SH       DEFINED                 19630
Merck & Co.                    COM              589331107      733     7830 SH       SOLE                     7830
                                                              3826    40865 SH       DEFINED                 40865
Northern Trust Corp.           COM              665859104      568     6970 SH       SOLE                     6970
                                                              1446    17730 SH       DEFINED                 17730
Omnicom Group Inc.             COM              681919106       62      750 SH       SOLE                      750
                                                              1348    16260 SH       DEFINED                 16260
Oracle Corp.                   COM              68389x105        9      320 SH       SOLE                      320
                                                               758    26080 SH       DEFINED                 26080
Pepsico, Inc.                  COM              713448108      824    16630 SH       SOLE                    16630
                                                              2677    54010 SH       DEFINED                 54010
Pfizer Inc.                    COM              717081103     1092    23750 SH       SOLE                    23750
                                                              3094    67254 SH       DEFINED                 67254
Procter & Gamble Co.           COM              742718109      824    10500 SH       SOLE                    10500
                                                              4235    53989 SH       DEFINED                 53989
SBC Communications Inc.        COM              78387G103       48     1000 SH       SOLE                     1000
                                                               583    12215 SH       DEFINED                 12215
Safeway Inc.                   COM              786514208      766    12260 SH       SOLE                    12260
                                                              3421    54735 SH       DEFINED                 54735
Schlumberger Ltd.              COM              806857108      462     5780 SH       SOLE                     5780
                                                              2658    33250 SH       DEFINED                 33250
Solectron Corp.                COM              834182107       99     2920 SH       SOLE                     2920
                                                               969    28585 SH       DEFINED                 28585
State Street Boston Corp.      COM              857477103      137     1100 SH       SOLE                     1100
                                                              3096    24925 SH       DEFINED                 24925
Sun Microsystems               COM              866810104       36     1280 SH       SOLE                     1280
                                                               580    20800 SH       DEFINED                 20800
Tennant Co.                    COM              880345103     5035   104894 SH       DEFINED                104894
Texas Instruments Inc.         COM              882508104      133     2800 SH       SOLE                     2800
                                                              1322    27900 SH       DEFINED                 27900
Time Warner Inc.               COM              887315109       98     1870 SH       SOLE                     1870
                                                              1324    25350 SH       DEFINED                 25350
Tyco International Ltd.        COM              902124106      715    12875 SH       SOLE                    12875
                                                              2614    47095 SH       DEFINED                 47095
United Parcel Service          COM              911312106      626    10650 SH       SOLE                    10650
                                                              2342    39870 SH       DEFINED                 39870
Verizon Communications         COM              92343v104       31      614 SH       SOLE                      614
                                                               234     4666 SH       DEFINED                  4666
Viacom Inc.                    COM              925524308      215     4602 SH       DEFINED                  4602
Walgreen Co.                   COM              931422109      880    21050 SH       SOLE                    21050
                                                              6037   144380 SH       DEFINED                144380
Walt Disney Co.                COM              254687106       48     1660 SH       SOLE                     1660
                                                               335    11575 SH       DEFINED                 11575
Wells Fargo Bank               COM              949746101      111     2000 SH       SOLE                     2000
                                                              1340    24066 SH       DEFINED                 24066
Worldcom Inc.                  COM              98157d106      111     7860 SH       SOLE                     7860
                                                              1039    73875 SH       DEFINED                 73875
Wrigley Wm Jr. Co.             COM              982526105      355     3704 SH       DEFINED                  3704
St. Mary Ld & Expl Co.                          792228108     1466    44000 SH       DEFINED                 44000